FINANCIAL RISK MANAGEMENT - Liquidity risk-Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Percentage of debt that will mature in less than one year	16.00%	38.00%